Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the GSK 401(k) Plan (the “Plan”) provides only general information. Participants should refer to the Plan Document or the Summary Plan Description for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan sponsored by GlaxoSmithKline LLC (“GSK” or the “Company”). The Plan was established to encourage and assist Company employees to save regularly for retirement. It is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).
Contributions
Under the terms of the Plan, eligible employees with one hour of credited service may voluntarily elect to contribute pre-tax and/or Roth 401(k) contributions, which combined can range from 1% to 50% of their eligible compensation. Participants who have attained age 50 before the end of the Plan’s year are also eligible to make catch-up contributions. Participants may also contribute amounts, representing distributions from other qualified retirement plans or individual retirement accounts, subject to the terms of the Plan. Participants may direct the investment of their contributions into various investment options offered by the Plan and may change those options at any time during the year.
Effective January 1, 2021, the Company makes contributions to the accounts of employees with one hour of credited service. The Company makes contributions to the accounts of employees in two ways. GSK will match up to 100% of the first 4% of the employee’s combined pre-tax and/or Roth 401(k) contributions not in excess of 4% of the employee’s eligible compensation as defined by the Plan. Additionally, the Company provides for GSK core contributions of 7% of eligible employee compensation, regardless of whether the employee voluntarily contributes to the Plan. Participants decide how to invest the Company contributions into the various investment options offered by the Plan and may change those options at any time during the year.
During 2025 the total amount of the employee and employer contributions was $503,706,732 which includes rollover contributions of $37,538,469.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, Company matching contributions, GSK core contributions and investment earnings or losses as applicable and charged with fees as applicable. The earnings on investments are allocated daily to the individual accounts of participants. These allocations are based on each participant’s relative interest in the fair value of the assets held in each fund, except for dividends and unrealized appreciation and depreciation on the GSK American Depository Receipts (ADRs), as held in the GSK Stock Fund (the “GSK Stock Fund"), which are allocated based upon the number of units held in the individual accounts of participants. The benefit, to which a participant is entitled, is the benefit that can be provided from the participant’s vested account. The Plan’s investments include the GSK Stock Fund. The GSK Stock Fund is comprised of GSK ADRs. Each ADR represents two ordinary shares of GSK plc. In addition, the GSK Stock Fund holds a small percentage invested in the State Street Institutional Treasury Money Market Fund, managed by State Street Investment Management (SSIM) for liquidity.
Nonparticipant-Directed Investments
If a participant does not designate an investment direction, their future contributions and earnings will be invested in the age-appropriate Vanguard Target Retirement Trust Select fund closest to the year that the participant turns age 65. The participant can change this future investment direction as well as transfer any accumulated holdings to any other fund in the Plan at any time.
Vesting
Participants are immediately and fully vested in their participant contributions, GSK matching contributions and GSK core contributions plus actual earnings thereon.
Payment of Benefits
Participants become entitled to payment of the total value of their accounts at the time of termination, retirement, disability, or death. If the participant account balance is less than $7,000, payment is in the form of an immediate lump sum distribution of cash or if invested in the GSK Stock Fund those distributions may be made in GSK ADRs. The GSK Stock Fund invests in GSK ADRs listed on the New York Stock Exchange representing two ordinary shares of GSK plc. Participants with balances greater than $1,000 but less than $7,000 may have the value of their account rolled over to an Individual Retirement Account (IRA) or Roth IRA in their name with Merrill Lynch Wealth Management, and invested in an interest-bearing cash account.

If the account balance is greater than $7,000, participants have the option of electing (1) up to four partial distributions each year from their account balance; (2) a total distribution of their account balance as annual installments over a period not exceeding 20 years, or as a lump sum distribution of cash or if invested in the GSK Stock Fund those distributions may be made in GSK ADRs. Required minimum distributions begin at age 73.

During employment, participants may withdraw participant rollover contributions, Roth rollover contributions, after-tax contributions, after-tax earnings and prior employer contributions at any age. After the age of 59-1/2, participants may also withdraw their pre-tax and Roth 401(k) contributions at any time.

Prior to age 59-1/2, participant pre-tax and Roth 401(k) contributions may only be withdrawn in the event of financial hardship and then only after the withdrawal of the value of all participant after-tax contributions, prior employer contributions and rollover contributions.

Participant Loans Receivable
Participants may borrow from their vested fund accounts a minimum loan amount of $1,000 up to a maximum loan amount equal to the lesser of $50,000 or 50% of their vested account balance. Loan transactions are treated as transfers from the applicable investment option to the participant loans receivable. Loan terms range from 1-5 years, or up to 15 years for the purchase of a primary residence.
The loans are collateralized by the balance in the participant’s account and bear interest at a rate equal to the prime rate plus 1% as of the initial date of the loan, as determined by the Plan’s administrator. Principal and interest are paid ratably through semi-monthly payroll deductions. Participants must pay a one-time loan processing fee of $50.
Loans outstanding at December 31, 2025 have interest rates ranging from 4.25% to 9.5% with maturity dates from 2026 to 2042. Loans outstanding at December 31, 2024 had interest rates ranging from 4.25% to 9.5% with maturity dates from 2025 to 2044. Loan maturities beyond 15 years relate to loans transferred in as a result of the Human Genome Sciences Plan merger in 2013, Novartis Corporation Investment Savings Plan in 2016, the Tesaro Plan in 2020 and the Affinivax Plan in 2023.
Participant loans receivable are valued at unpaid principal plus accrued interest, but not paid interest, which approximates fair value. Participant loans are also considered party-in-interest transactions.
Administrative Expenses
Investment management fees are borne by Plan participants. Investment management fees for certain funds are recorded as Administrative Expenses and Investment Management Fees in the Statement of Changes in Net Assets Available for Benefits. Other investment management fees are deducted from the respective fund investment returns. Those participants who elect to use Alight Financial Advisors (AFA) Professional Management to manage their 401(k) investments pay a monthly fee in arrears to AFA for this service which are deducted from participant accounts. Certain administrative functions are performed by officers or employees of the Company and its affiliates. No such officer or employee receives compensation from the Plan. Other administrative expenses of the Plan are paid by the Company.
In addition to the Administrative Expenses and Investment Management Fees borne by Plan participants, during the year ended December 31, 2025 the Company paid administrative expenses of $2,364,982 on behalf of the Plan. This includes the amount of $391,506 for custody fees and $45,473 for benefits processing paid to State Street Bank and Trust Company, the Trustee and custodian for GSK 401(k) Plan.